INCOME TAXES	12 Months Ended
Dec. 31, 2025
INCOME TAXES
INCOME TAXES

6.    INCOME TAXES

The following table reconciles income taxes at the Corporation’s domestic statutory tax rate of 26.5% in 2025 (26.5% in 2024 and 2023) with income taxes in the consolidated statements of income:

	2025	2024	2023
Income taxes at domestic statutory tax rate	$337.7	$287.2	$274.3
(Reduction) increase resulting from:
Non-deductible charges and non-taxable income	(8.8)	(3.1)	0.1
Tax consolidation transactions (note 25)	(29.1)	(26.9)	(33.8)
Other	2.2	(1.8)	(2.9)
Income taxes	$302.0	$255.4	$237.7

6.    INCOME TAXES (continued)

The significant items comprising the Corporation’s net deferred income tax liability and their impact on the deferred income tax expense are as follows:

	Consolidated		Consolidated
	balance sheets		income statements
	2025	2024	2025	2024	2023
Loss carryforwards	$3.7	$47.7	$44.0	$51.1	$0.9
Decommissioning obligation	39.6	39.3	(0.3)	(1.7)	(0.3)
Defined benefit plans	4.0	4.6	(5.7)	(5.8)	(3.1)
Property, plant and equipment	(391.2)	(387.9)	3.3	(26.4)	8.3
Goodwill, intangible assets and other assets	(493.2)	(452.1)	41.1	3.0	19.2
Long-term debt and derivative financial instruments	(6.0)	(0.3)	(0.5)	(0.3)	0.7
Other	20.7	(15.9)	(36.7)	(3.7)	(1.1)
	$(822.4)	$(764.6)	$45.2	$16.2	$24.6

Changes in the net deferred income tax liability are as follows:

	2025	2024
Balance at beginning of year	$(764.6)	$(759.2)
Recognized in income	(45.2)	(16.2)
Recognized in other comprehensive income	(12.5)	(1.6)
Other	(0.1)	12.4
Balance at end of year	$(822.4)	$(764.6)

There are no income tax consequences attached to the payment of dividends or distributions by the Corporation to its shareholder.

Pillar Two legislation, which introduces new taxing mechanisms that could impose a minimum tax on income from the Corporation and its subsidiaries, was substantively enacted in Canada in 2024. The implementation of these new tax rules in 2025 and 2024 has no impact on the Corporation.